INTANGIBLE ASSETS - Summary of the movement in the net book value of intangible assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of capital commitments [line items]
Impairment reversal		$ (77)
Acquired intangible assets, not yet paid	$ 33	$ 266